Retirement Benefit Schemes - Summary of Movements in the Unrecognised Scheme Surpluses Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	£ (20)	£ (23)	£ (18)
Differences on exchange	(1)	1	3
Interest on unrecognised funded scheme surpluses		(2)	(2)
Movement in year	(7)	4	(6)
Unrecognised funded scheme surpluses, ending balance	(28)	(20)	(23)
Pension Schemes
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Unrecognised funded scheme surpluses, beginning balance	(20)	(23)	(18)
Differences on exchange	(1)	1	3
Interest on unrecognised funded scheme surpluses		(2)	(2)
Movement in year	(7)	4	(6)
Unrecognised funded scheme surpluses, ending balance	£ (28)	£ (20)	£ (23)